FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Other Financial Assets and Liabilities
11(a)    Other financial assets and liabilities

	As of December 31,
	2022	2021
	US$’000	US$’000
Financial assets at fair value through other comprehensive income
Equity instrument (Note 11(d))	1,553	2,929
	1,553	2,929
Financial assets at fair value through profit or loss
Foreign exchange forward contracts (Note 11(c))	39	249
	39	249

Summary of Interest-bearing Loans and Borrowings
Interest bearing loans and borrowings are including current portion $45,576 and $62,083 as of December 31, 2022 and 2021, respectively.

	As of December 31,
	2022				2021
	Interest rate	Maturity	Local currency		Interest rate	Maturity	Local currency
	%		‘000	US$’000	%		‘000	US$’000
Interest-bearing loans and borrowings
Bank loans (including bank overdrafts US$1,995 in 2021)	4.94	Mar. 2044	AUD$4,589	3,113	3.07	Mar. 2044	AUD$7,458	5,410
Bank loans	4.50 ~ 4.90	Jul . 2023	RMB$30,100	4,321	3.85 ~ 4.53	Jul . 2022	RMB$41,751	6,552
Bank loans	5.42	Dec. 2023	SGD$6,000	4,470	1.98	Dec. 2022	SGD$5,000	3,696
Bank loans	2.23	Feb. 2024	THB$312,602	9,100	—	—	—	—
Trust receipt	1.60 ~ 2.20	Jun. 2023	THB$1,133,838	33,006	0.70 ~ 3.30	Jun. 2022	THB$1,648,835	49,729
Trust receipt	5.04 ~ 5.81	Apr. 2023	SGD$4,994	3,721	—	—	—	—
Total				57,731				65,387

Summary Of Foreign Currency Forward Contracts Assets And Liabilities

	2022		2021
	Assets	Liabilities	Assets	Liabilities
	US$’000	US$’000	US$’000	US$’000
Foreign currency forward contracts
Fair value	39	6	249	—

Disclosure of detailed information about financial instruments
Set out below is a comparison of the carrying amounts and fair value of our Company’s financial instruments that are carried in the financial statements:

	Carrying amount		Fair value
	As of December 31,		As of December 31,
	2022	2021	2022	2021
	US$’000	US$’000	US$’000	US$’000
Financial assets-current
Financial assets at amortized cost
Cash and cash equivalents	54,017	44,507	54,017	44,507
Financial assets at fair value at fair value through profit	39	249	39	249
Trade receivables	81,982	103,564	81,982	103,564
Other receivables	2,397	2,648	2,397	2,648
Due from related parties	11,018	13,965	11,018	13,965
Financial assets-non-current
Financial assets at fair value through other comprehensive income	1,553	2,929	1,553	2,929
Financial assets at amortized cost
Long-term bank deposits*	1,354	1,725	1,354	1,725
Total	152,360	169,587	152,360	169,587

Financial liabilities-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	45,576	62,083	45,576	62,083
Trade and other payables	39,891	44,784	39,891	44,784
Due to related parties	16,613	11,865	16,613	11,865
Accruals	21,218	23,374	21,218	23,374
Lease liabilities	627	571	627	571
Financial liabilities-non-current
Liabilities at amortized cost
Interest-bearing loans and borrowings	12,155	3,304	12,155	3,304
Lease liabilities	1,947	1,916	1,947	1,916
Total	138,027	147,897	138,027	147,897
*included in other non-current assets

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

	Valuation technique	Significant unobservable inputs	Liquidity discount (2022 and 2021)	Sensitivity of the input to fair value
				2022	2021
Financial asset
Unquoted equity instrument	Market Approach Method	Liquidity Discount	30%	5% decrease in the discount would increase in fair value by $111	5% decrease in the discount would increase in fair value by $209

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income	A reconciliation of the beginning and closing balances is summarized below:

	2022	2021
	US$’000	US$’000
At January 1	2,929	2,271
Re-measurement financial assets to fair value, recognized in other comprehensive (loss) /income	(1,352)	734
Exchange difference on translation	(24)	(76)
At December 31	1,553	2,929